UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	March 31, 2015

T. Rowe Price U.S. Large-Cap Core Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 95.1%		
CONSUMER DISCRETIONARY 7.7%		
Hotels, Restaurants & Leisure 1.5%		
McDonald's	17,550	1,710
		1,710
Internet & Catalog Retail 2.5%		
Amazon.com (1)	2,880	1,072
Priceline (1)	1,490	1,734
		2,806
Specialty Retail 3.7%		
AutoZone (1)	2,610	1,780
Lowe's	30,500	2,269
		4,049
Total Consumer Discretionary		8,565
CONSUMER STAPLES 10.7%		
Beverages 3.0%		
PepsiCo	34,270	3,277
		3,277
Food & Staples Retailing 2.3%		
CVS Health	24,960	2,576
		2,576
Food Products 1.1%		
Mondelez International	34,720	1,253
		1,253
Household Products 2.4%		
Procter & Gamble	32,160	2,635
		2,635

Tobacco 1.9%		
Philip Morris International	28,660	2,159
		2,159
Total Consumer Staples		11,900
ENERGY 2.5%		
Oil, Gas & Consumable Fuels 2.5%		
Continental Resources (1)	5,100	223
Hess	19,630	1,332
Pioneer Natural Resources	7,760	1,269
Total Energy		2,824
FINANCIALS 17.8%		
Banks 5.0%		
Bank of America	136,390	2,099
JPMorgan Chase	56,610	3,430
		5,529
Capital Markets 4.4%		
Morgan Stanley	59,420	2,121
State Street	22,440	1,650
TD Ameritrade Holding	31,150	1,160
		4,931
Diversified Financial Services 1.5%		
Intercontinental Exchange	6,940	1,619
		1,619
Insurance 5.2%		
Marsh & McLennan	46,350	2,600
MetLife	33,800	1,709
XL Group	39,309	1,446
		5,755

Real Estate Investment Trusts 1.7%		
Crown Castle International, REIT	22,900	1,890
		1,890
Total Financials		19,724
HEALTH CARE 17.1%		
Health Care Equipment & Supplies 2.3%		
Becton, Dickinson & Company	3,430	492
Medtronic	26,770	2,088
		2,580
Health Care Providers & Services 4.7%		
Anthem	7,640	1,180
McKesson	10,890	2,463
UnitedHealth Group	13,190	1,560
		5,203
Life Sciences Tools & Services 2.5%		
Agilent Technologies	23,320	969
Thermo Fisher Scientific	13,090	1,759
		2,728
Pharmaceuticals 7.6%		
Actavis (1)	6,800	2,024
Eli Lilly	21,780	1,582
Perrigo	10,125	1,676
Pfizer	89,410	3,111
		8,393
Total Health Care		18,904
INDUSTRIALS & BUSINESS SERVICES 16.2%		
Aerospace & Defense 4.5%		
Boeing	18,860	2,831

United Technologies	18,030	2,113
		4,944
Airlines 1.4%		
American Airlines	29,710	1,568
		1,568
Commercial Services & Supplies 1.9%		
IHS (1)	7,070	804
Tyco International	31,490	1,356
		2,160
Industrial Conglomerates 6.2%		
Danaher	35,950	3,052
GE	152,390	3,781
		6,833
Professional Services 2.2%		
Equifax	14,170	1,318
Verisk Analytics, Class A (1)	15,840	1,131
		2,449
Total Industrials & Business Services		17,954
INFORMATION TECHNOLOGY 13.4%		
Communications Equipment 2.4%		
Cisco Systems	94,250	2,594
		2,594
Internet Software & Services 4.8%		
Facebook (1)	15,580	1,281
Google, Class A (1)	1,217	675
Google, Class C (1)	3,657	2,004
VeriSign (1)	19,900	1,333
		5,293

IT Services 4.2%		
Fidelity National Information	24,810	1,688
Vantiv, Class A (1)	36,170	1,364
Visa, Class A	25,130	1,644
		4,696
Technology Hardware, Storage & Peripherals 2.0%		
Apple	17,770	2,211
		2,211
Total Information Technology		14,794
MATERIALS 2.8%		
Chemicals 2.8%		
Celanese, Series A	8,630	482
Ecolab	13,520	1,546
RPM	21,930	1,053
Total Materials		3,081
TELECOMMUNICATION SERVICES 1.3%		
Wireless Telecommunication Services 1.3%		
T-Mobile US (1)	45,180	1,432
Total Telecommunication Services		1,432
UTILITIES 5.6%		
Electric Utilities 2.5%		
Exelon	57,200	1,922
FirstEnergy	24,660	865
		2,787
Independent Power & Renewable Electricity Producers 1.4%		
AES	118,680	1,525
		1,525

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Large-Cap Core Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 26, 2009. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2015, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $91,532,000. Net unrealized gain aggregated $19,137,000 at period-end, of which $20,161,000 related to appreciated investments and $1,024,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015